Accounts Payable and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Other Liabilities
Accounts payable	$ 22,113	$ 14,630
Deferred revenue and income	8,310	7,114
Community development district obligations (Note10)	7,271	9,680
Accrued interest	5,588	676
Accrued compensation and employee benefits	4,368	3,531
Warranty reserve (Note11)	1,558	1,077	840	559
Other	5,712	3,299
Total accounts payable and other liabilities	$ 54,920	$ 40,007